SEGMENT INFORMATION - Adjusted EBITDA (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SEGMENT INFORMATION
Net revenue	¥ 11,432,274	¥ 10,322,068	¥ 9,782,448
Impairment losses of long-lived assets	(1,561,235)	0	(3,013,416)
Interest income	154,041	89,780	94,008
Interest expenses	(1,788,898)	(1,924,631)	(1,936,537)
Gain on deconsolidation of subsidiaries	2,364,104
Share of results of equity method investees	715,928
Net (loss) income from continuing operations	959,362	(770,912)	(3,926,017)
Other information:
Gain (loss) from equity method investment	715,928	(347)	110
Design, build-out and operation of data centers
SEGMENT INFORMATION
Net revenue	11,432,274	10,322,068	9,782,448
Adjusted cost of revenue	(5,516,904)	(5,007,894)	(4,694,818)
Adjusted operating expenses	(551,562)	(509,934)	(466,754)
Adjusted other segment items	39,654	72,196	112,128
Adjusted EBITDA	5,403,462	4,876,436	4,733,004
Depreciation and amortization	(3,459,294)	(3,243,004)	(3,368,474)
Impairment losses of long-lived assets	(1,561,235)		(3,013,416)
Interest income	154,041	89,780	94,008
Interest expenses	(1,788,898)	(1,924,631)	(1,936,537)
Gain on deconsolidation of subsidiaries	2,364,104
Share of results of equity method investees	715,928
Other adjustments	(868,746)	(569,493)	(434,602)
Net (loss) income from continuing operations	959,362	(770,912)	(3,926,017)
Other information:
Gain (loss) from equity method investment	¥ 715,928	¥ (347)	¥ 110